ALLIANCE MUNICIPAL TRUST -GENERAL PORTFOLIO

ALLIANCE CAPITAL



ANNUAL REPORT
JUNE 30, 1997



PORTFOLIO OF INVESTMENTS
JUNE 30, 1997                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-85.2%
           ALABAMA-2.6%
           DECATUR SOLID WASTE
           (Trico Steel Co. Project)
           Series '96 AMT VRDN(a)
$ 23,000   3/01/26                                 4.30%     $23,000,000

           DECATUR SOLID WASTE
           (Trico Steel Co. Project)
           Series '97 AMT VRDN(a)
   2,200   1/01/27                                 4.30        2,200,000
                                                             ------------
                                                              25,200,000

           ALASKA-1.5%
           ALASKA IDA
           (Fairbanks Gold Mining Inc.)
           Series '97 AMT VRDN(a)
  14,500   5/01/09                                 4.20       14,500,000

           ARIZONA-5.8%
           APACHE COUNTY IDA PCR
           (Tuscon Electric Power Co. Project)
           Series '81B
  24,900   10/01/21                                4.30       24,900,000

           MARICOPA COUNTY TAN
           (Cartwright Elementary School)
   5,400   7/31/97                                 4.05        5,401,936

           MARICOPA COUNTY TAN
           (Chandler Unified School
           District No. 80)
   6,300   7/31/97                                 4.00        6,302,510

           PHOENIX IDA
           (America West Airlines)
           AMT VRDN(a)
  18,000   8/01/16                                 4.35       18,000,000

           TUCSON IDA
           (Santa Rita Hotel)
           Series B AMT VRDN(a)
   1,765   12/01/16                                4.35        1,765,000
                                                             ------------
                                                              56,369,446

           ARKANSAS-1.5%
           ARKANSAS DEVELOPMENT
           FINANCE AUTHORITY SFMR
           Series I AMT PPB(a)
   5,000   11/05/97                                3.80        5,000,000

           CLARK COUNTY SOLID WASTE
           (Reynolds Metals Co. Project)
           Series '93 AMT VRDN(a)
   1,900   8/01/22                                 4.20        1,900,000

           MILLER COUNTY
           (Tyson Foods, Inc. Project)
           Series '96 AMT VRDN(a)
   7,500   11/01/21                                4.30        7,500,000
                                                             ------------
                                                              14,400,000

           CALIFORNIA-4.5%
           CALIFORNIA COMMUNITY COLLEGE TRAN
           Series A
  10,000   7/02/97                                 3.90       10,000,193

           CALIFORNIA HFA SFMR
           (Home Mortgage Revenue)
           Series '96J AMT PPB(a)
   3,800   7/24/97                                 4.00        3,800,000

           CALIFORNIA HIGHER ED.
           Student Loan Revenue
           Series B PPB(a)
   7,000   7/01/98                                 4.00        7,000,000

           CALIFORNIA HIGHER ED.
           Student Loan Revenue
           Series D-2 PPB(a)
   6,300   7/01/97                                 3.95        6,300,000

           CALIFORNIA SCHOOL CASH RESERVE
           Series A
   4,500   7/02/97                                 3.96        4,500,091

           CONTRA COSTA COUNTY MFHR
           (Park Regency Apts.)
           Series '92A AMT VRDN(a)
   5,000   8/01/32                                 4.20        5,000,000

           SAN JOSE COUNTY TRAN
           (Unified School District)
           Series '96
   7,200   8/05/97                                 3.96        7,203,649
                                                             ------------
                                                              43,803,933


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COLORADO-1.7%
           COLORADO STUDENT LOAN
           Series '97D AMT VRDN(a)
$  5,100   7/01/27                                 4.20%     $ 5,100,000

           LAKEWOOD MFHR
           (Marston Pointe Apts. Project)
           Series '96 AMT VRDN(a)
  11,200   11/01/29                                4.30       11,200,000
                                                             ------------
                                                              16,300,000

           DELAWARE-0.3%
           DELAWARE ECONOMIC
           DEVELOPMENT AUTHORITY
           (Orient Chemical Co.)
           AMT VRDN(a)
   2,620   11/01/99                                4.50        2,620,000

           DISTRICT OF COLUMBIA-5.0%
           DISTRICT OF COLUMBIA GO TRAN
           Series '97A
  23,000   9/30/97                                 3.98       23,029,302

           DISTRICT OF COLUMBIA HFA MFHR
           (Tyler Housing) AMT VRDN(a)
  10,500   8/01/25                                 4.50       10,500,000

           DISTRICT OF COLUMBIA SFMR
           Series B AMT PPB(a)
  10,000   12/01/97                                3.75       10,000,000

           DISTRICT OF COLUMBIA SFMR
           Series C AMT PPB(a)
   5,000   12/01/97                                3.90        5,000,000
                                                             ------------
                                                              48,529,302

           FLORIDA-0.9%
           BROWARD COUNTY HFA SFMR
           Series '97B AMT PPB(a)
   8,500   4/01/98                                 4.05        8,500,000

           GEORGIA-0.4%
           COLLEGE PARK IDA
           (Wynefield 1 Project) AMT VRDN(a)
   3,900   12/01/16                                4.10        3,900,000

           HAWAII-1.6%
           HAWAII DEPARTMENT OF BUDGET & FINANCE
           (Wailuku River Hydro Project)
           Series '91 AMT VRDN(a)
  14,063   12/01/21                                4.40       14,062,500

           HAWAII HOUSING FINANCE &
           DEVELOPMENT CORP.
           (Rental Housing System)
           Series '90B VRDN(a)
   1,900   7/01/25                                 4.30        1,900,000
                                                             ------------
                                                              15,962,500

           ILLINOIS-9.9%
           CHICAGO AIRPORT REVENUE
           (Northwest Airlines Project)
           Series B AMT VRDN(a)
  16,400   2/01/24                                 4.35       16,400,000

           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '88A AMT VRDN(a)
  21,300   1/01/18                                 4.20       21,300,000

           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '90 AMT VRDN(a)
   1,000   5/01/18                                 4.30        1,000,000

           CHICAGO SFMR
           Series '97B AMT PPB(a)
   7,000   1/15/98                                 3.80        7,000,000

           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN(a)
  10,275   7/01/18                                 4.30       10,275,000

           FRANKLIN PARK IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN(a)
   5,000   2/01/07                                 4.35        5,000,000

           ILLINOIS DEVELOPMENT FINANCE
           AUTHORITY
           (Tajon Warehousing Corp.)
           Series A AMT VRDN(a)
   3,400   1/01/10                                 4.40        3,400,000


2



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           ILLINOIS DEVELOPMENT FINANCE
           AUTHORITY
           (Valspar Corp.)
           Series '95 AMT VRDN(a)
$  6,000   8/01/15                                 4.30%     $6 ,000,000

           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY IDR
           (THK America Inc. Project)
           Series '91 AMT VRDN(a)
   3,700   7/01/11                                 4.55        3,700,000

           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY PCR
           (Illinois Power Co. Project)
           Series '93A VRDN(a)
   9,770   11/01/28                                4.25        9,770,000

           ILLINOIS HDA
           (Homeowner Mortgage)
           Series '96F-2 AMT PPB(a)
  10,800   12/18/97                                3.70       10,800,000

           LAKE COUNTY IDB
           (Okamato Corp.)
           Series '85 AMT VRDN(a)
   2,295   10/01/15                                4.35        2,295,000
                                                             ------------
                                                              96,940,000

           INDIANA-1.2%
           ALLEN COUNTY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Mattel Power Wheels Inc.)
           AMT VRDN(a)
   2,500   12/01/18                                4.45        2,500,000

           GARY ENVIRONMENTAL
           IMPROVEMENT REVENUE
           (U.S. Steel Corp.)
           Series '84 VRDN(a)
   4,100   7/15/02                                 4.10        4,100,000

           ST. JOSEPH'S COUNTY
           (Edcoat Limited Partnership)
           Series '95 AMT VRDN(a)
   5,000   9/01/25                                 4.35        5,000,000
                                                             ------------
                                                              11,600,000

           KANSAS-0.1%
           WICHITA COUNTY
           (CSJ Health Systems)
           Series XXV '85 VRDN(a)
   1,500   10/01/11                                4.35        1,500,000

           KENTUCKY-1.5%
           BOWLING GREEN IDR
           (TWN Fastener Inc.)
           Series '88 AMT VRDN(a)
   4,125   3/01/08                                 4.55        4,125,000

           BOWLING GREEN IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN(a)
   5,400   3/01/25                                 4.35        5,400,000

           JEFFERSON COUNTY
           INDUSTRIAL DEVELOPMENT
           (Strawberry Lane Venture)
           AMT VRDN(a)
   3,280   7/01/19                                 4.40        3,280,000

           KENTUCKY RURAL ECONOMIC
           DEVELOPMENT AUTHORITY
           (Heaven Hill Project) AMT VRDN(a)
   2,300   10/01/16                                4.40        2,300,000
                                                             ------------
                                                              15,105,000

           LOUISIANA-1.1%
           NEW ORLEANS BOND
           (International Airport)
           FGIC AMT Pre-Refunded
   4,500   8/01/97                                 3.65        4,609,252

           PARISH OF IBERVILLE
           (Dow Chemical Project)
           AMT VRDN(a)
   6,500   8/01/01                                 4.30        6,500,000
                                                             ------------
                                                              11,109,252

           MASSACHUSETTS-2.7%
           MASSACHUSETTS EDUCATIONAL
           FINANCING AUTHORITY
           Series '97E VRDN(a)
  25,600   7/01/14                                 4.25       25,600,000

           MASSACHUSETTS INDUSTRIAL
           FINANCE AGENCY
           (Carand Realty Trust) AMT VRDN(a)
     500   5/01/17                                 4.15          500,000
                                                             ------------
                                                              26,100,000

           MICHIGAN-0.4%
           DETROIT IDA
           (Millender Center Project)
           Series '88 VRDN(a)
   4,000   12/01/10                                4.35        4,000,000


3



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MISSOURI-0.9%
           MEXICO IDA
           (Optec D.D. USA Inc. Project)
           Series '87 AMT VRDN(a)
$  7,000   10/01/97                                4.50%     $ 7,000,000

           MISSOURI ECONOMIC
           DEVELOPMENT AUTHORITY
           (Plastic Enterprises)
           Series '90A AMT VRDN(a)
   1,845   9/01/05                                 4.45        1,845,000
                                                             ------------
                                                               8,845,000

           NEBRASKA-0.7%
           NEBRASKA FINANCING AUTHORITY SFHR
           Series '97C AMT PPB(a)
   7,300   7/01/98                                 3.90        7,300,000

           NEVADA-1.3%
           CLARK COUNTY IDB
           (Nevada Power Co. Project)
           Series '95B AMT VRDN(a)
   8,000   10/01/30                                4.30        8,000,000

           NEVADA IDR
           (Pilot Company Project)
           Series '91A AMT VRDN(a)
   4,500   7/01/16                                 4.30        4,500,000
                                                             ------------
                                                              12,500,000

           NEW HAMPSHIRE-1.3%
           NEW HAMPSHIRE IDA
           (SCI Manufacturing, Inc.)
           Series '89 AMT VRDN(a)
   5,700   6/01/14                                 4.50        5,700,000

           NEW HAMPSHIRE PCR
           (Public Service Co. of NH Project)
           Series '92D AMT VRDN(a)
   7,000   5/01/21                                 4.30        7,000,000
                                                             ------------
                                                              12,700,000

           NEW JERSEY-2.4%
           JERSEY CITY GO BAN
   5,400   2/05/98                                 3.85        5,401,231

           JERSEY CITY BAN
   9,900   9/26/97                                 3.85        9,910,199

           PLEASANTVILLE SCHOOL DISTRICT
           Temporary Notes
   8,500   8/28/97                                 4.00        8,503,232
                                                             ------------
                                                              23,814,662

           NEW MEXICO-0.7%
           NEW MEXICO HFA SFMR
           Series '97 D-2 AMT PPB(a)
   7,000   6/15/98                                 3.95        7,000,000

           NEW YORK-0.2%
           NEW YORK CITY MUNICIPAL
           ASSISTANCE CORPORATION
           Sub Series K-2 VRDN(a)
   1,700   7/01/08                                 4.05        1,700,000

           NORTH CAROLINA-1.7%
           BLADEN COUNTY PCR
           (BCH Energy Project)
           Series '93 AMT VRDN(a)
  16,700   11/01/20                                4.40       16,700,000

           OHIO-4.1%
           OHIO AIR QUALITY AUTHORITY
           (Ohio Edison Project)
           Series B AMT PPB(a)
   7,000   5/01/98                                 4.10        7,000,000

           OHIO HFA
           Residential Mortgage Revenue Bonds
           Series '96B-3 AMT PPB(a)
  14,300   8/13/97                                 4.00       14,300,000

           OHIO HFA
           Residential Mortgage Revenue Bonds
           Series '97A-2 AMT PPB(a)
  16,000   3/02/98                                 3.65       16,000,000

           WARREN COUNTY IDA
           (Pioneer Industrial Components)
           Series '85 VRDN(a)
   2,500   12/01/05                                4.30        2,500,000
                                                             ------------
                                                              39,800,000

           OREGON-3.3%
           OREGON ECONOMIC DEVELOPMENT CORP.
           (McFarland Cascade Project)
           AMT VRDN(a)
   1,690   11/01/16                                4.45        1,690,000

           OREGON HOUSING AND COMMUNITY
           SERVICES SFMR
           Series K AMT PPB(a)
   5,800   12/11/97                                3.65        5,800,000


4



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PORT OF PORTLAND IDR
           (Portland Bulk Terminals)
           Series '96 AMT VRDN(a)
$ 25,000   10/01/25                                4.30%     $25,000,000
                                                             ------------
                                                              32,490,000

           SOUTH CAROLINA-4.7%
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '95 AMT VRDN(a)
  19,500   9/01/28                                 4.30       19,500,000

           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '96 AMT VRDN(a)
  11,000   3/01/29                                 4.30       11,000,000

           LAURENS COUNTY IDR
           (Nicca USA Project)
           AMT VRDN(a)
   8,500   4/01/09                                 4.70        8,500,000

           SOUTH CAROLINA JOBS IDR
           (Venture Packaging)
           Series '95 AMT VRDN(a)
   7,320   4/01/16                                 4.30        7,320,000
                                                             ------------
                                                              46,320,000

           TENNESSEE-7.0%
           MEMPHIS-SHELBY COUNTY
           AIRPORT REVENUE
           Series '96B AMT VRDN(a)
  17,300   3/01/14                                 4.30       17,300,000

           TENNESSEE HDA
           Series '97-1 AMT PPB(a)
   3,600   2/19/98                                 3.75        3,600,000

           TENNESSEE HDA SFMR
           Series '96-5 AMT PPB(a)
  21,000   8/21/97                                 4.00       20,999,103

           VOLUNTEER STATE STUDENT
           LOAN REVENUE
           Series '87A-3 AMT VRDN(a)
  22,700   12/01/17                                4.25       22,700,000

           VOLUNTEER STATE STUDENT
           LOAN REVENUE
           Series '88A-1 AMT VRDN(a)
   4,000   12/01/23                                4.25        4,000,000
                                                             ------------
                                                              68,599,103

           TEXAS-2.6%
           GREATER EAST TEXAS
           STUDENT LOAN REVENUE
           Series '95A AMT PPB(a)
   5,400   5/01/98                                 4.10        5,400,000

           GULF COAST IDA
           (Gruma Corp. Project)
           AMT VRDN(a)
   6,710   11/01/09                                4.35        6,710,000

           PANHANDLE PLAINS
           STUDENT LOAN REVENUE
           Series '97X AMT VRDN(a)
   7,000   6/01/27                                 4.25        7,000,000

           SAN ANTONIO IDA
           (Gruma Corp. Project) AMT VRDN(a)
   6,015   11/01/09                                4.35        6,015,000
                                                             ------------
                                                              25,125,000

           UTAH-0.7%
           SALT LAKE COUNTY SOLID WASTE
           (Kennecott Copper) AMT VRDN(a)
   7,200   8/01/30                                 4.30        7,200,000

           VIRGINIA-1.5%
           ALEXANDRIA REDEVELOPMENT AND
           HOUSING AUTHORITY MFHR
           (Crystal City Apts. Project)
           Series '90A AMT VRDN(a)
   3,400   12/15/18                                4.35        3,400,000

           AMELIA COUNTY IDA
           (Chambers Waste Systems, Inc.)
           AMT VRDN(a)
     700   7/01/07                                 4.35          700,000

           RICHMOND REDEVELOPMENT MFHR
           (Tobacco Row)
           Series '89B-2 AMT VRDN(a)
   4,000   10/01/24                                4.20        4,000,000

           RICHMOND REDEVELOPMENT MFHR
           (Tobacco Row)
           Series '89B-4 AMT VRDN(a)
   7,000   10/01/24                                4.20        7,000,000
                                                             ------------
                                                              15,100,000


5



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           WASHINGTON-8.1%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '91 AMT VRDN(a)
$  5,700   6/01/06                                 4.55%     $ 5,700,000

           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN(a)
   6,500   8/01/07                                 4.55        6,500,000
   2,725   12/01/07                                4.55        2,725,000

           PORT OF SEATTLE IDR
           (Alaska Airlines, Inc.) VRDN(a)
   6,000   12/01/09                                4.15        6,000,000

           PORT OF VANCOUVER IDR
           (United Grain Corp. of Oregon)
           Series '84A VRDN(a)
   7,300   12/01/09                                4.35        7,300,000
           PORT OF VANCOUVER IDR
           (United Grain Corp. of Oregon)
           Series '84B VRDN(a)
   1,300   12/01/06                                4.35        1,300,000

           WASHINGTON HFA MFHR
           (Larkin Place Apartments)
           Series '96 AMT VRDN(a)
   5,565   7/01/28                                 4.30        5,565,000

           WASHINGTON HFA SFMR
           Series '971A-S AMT PPB(a)
   7,000   4/01/98                                 4.00        7,000,000

           WASHINGTON HOUSING FINANCE
           COMMISSION MFHR
           (Assisted Living Concepts)
           AMT VRDN(a)
   5,600   1/01/17                                 4.30        5,600,000

           WASHINGTON HOUSING FINANCE
           COMMISSION MFHR
           (Brittany Park Project)
           Series A AMT VRDN(a)
   5,000   10/01/21                                4.30        5,000,000

           WASHINGTON HOUSING FINANCE
           COMMISSION MFHR
           (Heatherstone Apts.)
           Series '95 AMT VRDN(a)
   9,800   7/01/25                                 4.30        9,800,000

           WASHINGTON STUDENT
           LOAN FINANCE ASSOCIATION
           Third Program
           Series '87A AMT VRDN(a)
   7,200   12/01/02                                4.35        7,200,000

           WASHINGTON STUDENT
           LOAN FINANCE ASSOCIATION
           Third Program Series B AMT VRDN(a)
   9,500   12/01/02                                4.35        9,500,000
                                                             ------------
                                                              79,190,000

           WEST VIRGINIA-0.6%
           MARION COUNTY
           Res. Rec.: (Grant Town Cogeneration)
           AMT VRDN(a)
   6,300   10/01/17                                4.25        6,300,000

           WYOMING-0.7%
           WYOMING COMMUNITY DEVELOPMENT
           AUTHORITY MFHR
           (Mountainside) Series A
           FSA AMT VRDN(a)
   7,300   9/01/28                                 4.20        7,300,000

           Total Municipal Bonds
           (amortized cost $834,416,671)                     834,423,198

           COMMERCIAL PAPER-15.4%
           FLORIDA-0.4%
           JACKSONVILLE PCR
           (Florida Power & Light Co.)
           Series '92
   3,800   8/20/97                                 3.80        3,800,000

           GEORGIA-0.6%
           GEORGIA MUNICIPAL GAS AUTHORITY
           (Southern Portfolio 1 Project)
           Series D
   5,000   7/24/97                                 3.80        5,000,000


6



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           GEORGIA MUNICIPAL GAS AUTHORITY
           (Southern Portfolio 1 Project)
           Series D
$  1,000   8/19/97                                 3.80%     $ 1,000,000
                                                             ------------
                                                               6,000,000

           HAWAII-1.8%
           HAWAII DEPARTMENT OF BUDGET & FINANCE
           (Citizens Utility Company)
           Series '88A AMT
   5,500   9/08/97                                 3.60        5,500,000
   4,000   7/30/97                                 3.80        4,000,000

           HAWAII DEPARTMENT OF
           BUDGET & FINANCE
           (Citizens Utility Company)
           Series '88C
   7,790   9/08/97                                 3.60        7,790,000
                                                             ------------
                                                              17,290,000

           INDIANA-1.9%
           INDIANA SOLID WASTE FINANCE AUTHORITY
           (Pure Air Lake) Series '90A AMT
  10,000   7/28/97                                 4.05       10,000,000

           JASPER COUNTY
           (Northern Indiana Public
           Service Project) Series '88B
   3,700   8/15/97                                 3.85        3,700,000

           JASPER COUNTY
           (Northern Indiana Public
           Service Project)
           Series '88C
   5,100   8/01/97                                 3.85        5,100,000
                                                             ------------
                                                              18,800,000

           KANSAS-1.1%
           BURLINGTON PCR
           (Kansas Electric Power)
           Series 85C-1
  10,835   8/13/97                                 3.80       10,835,000

           NEW YORK-0.4%
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 3
   4,200   7/31/97                                 3.80        4,200,000

           OHIO-0.3%
           OHIO WATER DEVELOPMENT AUTHORITY
           (Dusquesne Light Co. Project)
           Series '88 AMT
   3,000   7/28/97                                 4.05        3,000,000

           PENNSYLVANIA-0.8%
           MONTGOMERY COUNTY IDA
           (Peco Energy Project)
           Series '94A
   1,120   8/19/97                                 3.80        1,120,000

           VENANGO IDA
           Res. Rec.: (Scrubgrass Project)
           Series '90 AMT
   3,100   8/22/97                                 3.85        3,100,000

           VENANGO IDA
           Res. Rec.: (Scrubgrass Project)
           Series '93 AMT
   3,300   8/22/97                                 3.85        3,300,000
                                                             ------------
                                                               7,520,000

           TEXAS-3.9%
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utilities Project)
           Series '94A AMT
  10,470   9/19/97                                 3.80       10,470,000

           BRAZOS RIVER AUTHORITY PCR
           (Texas Utilities Project)
           Series '94A AMT
   2,400   8/15/97                                 3.90        2,400,000

           BRAZOS RIVER HARBOR
           NAVIGATION DISTRICT PCR
           (Dow Chemical Project)
           Series '92 AMT
  14,000   7/24/97                                 4.00       14,000,000

           SAN ANTONIO WATER SYSTEMS
           Series '95
   5,000   8/12/97                                 3.80        5,000,000


7



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           UNIVERSITY OF TEXAS BOARD OF REGENTS
           Series A
$  6,733   8/20/97                                 3.80%     $ 6,733,000
                                                             ------------
                                                              38,603,000

           UTAH-2.5%
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
   2,000   7/24/97                                 3.80        2,000,000
  19,400   8/14/97                                 3.80       19,400,000
   2,800   8/25/97                                 3.85        2,800,000
                                                             ------------
                                                              24,200,000

           PUERTO RICO-1.7%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   5,000   7/14/97                                 3.80        5,000,000
  11,625   7/14/97                                 3.85       11,625,000
                                                             ------------
                                                              16,625,000

           Total Commercial Paper
           (amortized cost $150,873,000)                     150,873,000

           TOTAL INVESTMENTS-100.6%
           (amortized cost $985,289,671)                     985,296,198
           Other assets less liabilities-(0.6%)               (5,777,465)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           981,430,077 shares outstanding)                  $979,518,733


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT   Alternative minimum tax
     BAN   Bond anticipation note
     FGIC  Financial guaranty insurance company
     FSA   Financial security assurance
     GO    General obligation
     HDA   Housing development authority
     HFA   Housing finance agency/authority
     IDA   Industrial development authority
     IDB   Industrial development board
     IDR   Industrial development revenue
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue
     SFHR  Single family housing revenue
     SFMR  Single family mortgage revenue
     TAN   Tax anticipation note
     TRAN  Tax & revenue anticipation note

     See notes to financial statements.


8



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $985,289,671)       $  985,296,198
  Cash                                                              21,768,337
  Receivable for investments sold                                   47,909,301
  Interest receivable                                                7,441,894
  Receivable for capital stock sold                                    400,282
  Total assets                                                   1,062,816,012

LIABILITIES
  Payable for investments purchased                                 82,310,620
  Investment advisory payable                                          407,563
  Distribution fee payable                                             203,780
  Payable for capital stock redeemed                                    22,194
  Accrued expenses                                                     353,122
  Total liabilities                                                 83,297,279

NET ASSETS                                                      $  979,518,733

COMPOSITION OF NET ASSETS
  Paid-in-capital                                               $  981,420,077
  Net unrealized appreciation on investment transactions                 6,527
  Accumulated net realized loss on investment transactions          (1,907,871)
                                                                $  979,518,733


See notes to financial statements.


9



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $43,770,734

EXPENSES
  Advisory fee (Note B)                              $5,913,456
  Distribution assistance and administrative
    service (Note C)                                  3,521,074
  Transfer agency (Note B)                              927,588
  Registration fees                                     329,866
  Custodian fees                                        256,854
  Printing                                              114,404
  Audit and legal fees                                   47,606
  Trustees' fees                                          4,383
  Miscellaneous                                          20,847
  Total expenses                                                    11,136,078
  Net investment income                                             32,634,656

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                           4,405
  Net change in unrealized appreciation of investments                   6,527
  Net gain on investment transactions                                   10,932

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $32,645,588



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30,1997     JUNE 30,1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   32,634,656   $   35,306,792
  Net realized gain on investment transactions          4,405           21,901
  Net change in unrealized appreciation of
    investments                                         6,527          (17,829)
  Net increase in net assets from operations       32,645,588       35,310,864

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (32,634,656)     (35,306,792)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                          (168,508,551)     (41,279,072)
  Total decrease                                 (168,497,619)     (41,275,000)

NET ASSETS
  Beginning of year                             1,148,016,352    1,189,291,352
  End of year                                  $  979,518,733   $1,148,016,352


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1997. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474,875 for the year ended June 30, 1997.


11



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $2,956,728. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $564,346 of which $98,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $1,907,871, of which $1,208 expires in the year 2001, $134,924 expires in the year 2002, $4,619 expires in the year 2003 and $1,767,120 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $981,420,077. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                              ---------------   ---------------
Shares sold                                    4,839,300,426     4,856,711,351
Shares issued on reinvestments of dividends       32,634,656        35,306,792
Shares redeemed                               (5,040,443,633)   (4,933,297,215)
Net decrease                                    (168,508,551)      (41,279,072)


12



FINANCIAL HIGHLIGHTS               ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    YEAR ENDED JUNE 30,
                                            ----------------------------------------------------------------
                                                1997         1996         1995         1994         1993
                                            -----------  -----------  ------------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .028         .029         .028(a)      .018(a)      .020(a)
Net realized and unrealized loss
  on investments                                  -0-          -0-       (.003)          -0-          -0-
Net increase in net asset value
  from operations                               .028         .029         .025         .018         .020

ADD: CAPITAL CONTRIBUTIONS
Capital contributed by the Adviser                -0-          -0-        .003           -0-          -0-

LESS: DIVIDENDS
Dividends from net investment income           (.028)       (.029)       (.028)       (.018)       (.020)
Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.81%        2.93%        2.83%(c)     1.81%        2.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $980       $1,148       $1,189       $1,134       $1,016
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements    .94%         .95%         .94%         .92%         .92%
  Expenses, before waivers and reimbursements    .94%         .95%         .95%         .94%         .94%
  Net investment income                         2.76%        2.90%        2.78%(a)     1.80%(a)     2.02%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  The capital contribution by the Adviser had no effect on total return.


13



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the General Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


14



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


15



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 4 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMTAR